Schedule of Revenue by Revenue by Geographic Region (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 2,716,000	$ 2,440,000	$ 4,709,000	$ 4,866,000
Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales					$ 29,198,000	$ 23,494,000
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	1,410,000	2,316,000	3,403,000	4,742,000
North America [Member] | Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales					28,763,000	22,191,000
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	46,000	124,000	46,000	124,000
AUSTRALIA | Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales					205,000	1,075,000
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	1,137,000		1,137,000
All Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 123,000		$ 123,000
Europe and United Kingdom [Member] | Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales					226,000	184,000
Others [Member] | Previously Reported [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales					$ 4,000	$ 44,000